Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION [Abstract]
Beginning balance	$ 200,228	$ 193,918	$ 188,760
Increases related to prior year tax positions	12,850	7,534	4,827
Foreign currency translation adjustment	(219)	(1,224)	331
Ending balance	$ 212,859	$ 200,228	$ 193,918